10-K Commitments and contingencies (Details) - USD ($) $ in Millions	1 Months Ended
	May 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingencies
Loss contingency accrual				$ 5.3	$ 7.6	$ 4.0
Hello Farms case
Commitments and contingencies
Damages sought			$ 31.8
Maximum loss on litigation	$ 37.2
Hello Farms case, prejudgment interest
Commitments and contingencies
Damages sought		$ 5.0
Damages awarded	$ 5.4